SHARE-BASED COMPENSATION PLAN - Long term compensation plans ("PS and SAR") (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 EquityInstruments item R$ / shares	Dec. 31, 2019 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Number of share-based compensation plans | item	3
PSO
Number of shares
Beginning balance	5,996,437	5,045,357
Granted during of the period	869,251	2,413,038
Exercised	(755,707)	(827,065)
Exercised due to resignation	(13,211)	(106,983)
Abandoned / prescribed due to resignation	(123,457)	(527,910)
Ending balance	5,973,313	5,996,437
Weighted average exercise price for share options exercised | R$ / shares	R$ 38.48	R$ 31.75